Convertible Preferred Stock and Stockholders' Equity (Deficit) - Designated, Issued and Outstanding Shares of Convertible Preferred Stock by Series (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2010	Aug. 31, 2013
Temporary Equity [Line Items]
Shares Designated	0	9,519,809	3,575,085
Shares Outstanding		9,087,965	2,047,939
Shares Issued		9,087,965	2,047,939
Common Stock Equivalents		9,493,489	2,453,463
Liquidation Preference		$ 110,824	$ 49,531
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Designated	0	404,671	406,712
Shares Outstanding	0	339,863	339,863
Shares Issued	0	339,863	339,863
Common Stock Equivalents		745,387	745,387
Liquidation Preference	0	2,987	13,209
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Designated	0	1,708,076	3,168,373	1,708,076
Shares Outstanding	0	1,708,076	1,708,076
Shares Issued	0	1,708,076	1,708,076
Common Stock Equivalents		1,708,076	1,708,076
Liquidation Preference	0	15,014	36,322
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Designated	0	7,407,062	0		7,040,026
Shares Outstanding	0	7,040,026
Shares Issued	0	7,040,026
Common Stock Equivalents		7,040,026
Liquidation Preference	0	$ 92,823